Property, Premises and Equipment (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Premises and Equipment [Abstract]
Property premises and equipment depreciation charge for the year	$ 1,906,730	$ 1,288,256	$ 1,406,831
Intangible assets amortization charge for the year (note 14)	48,728	71,704	78,303
Aircraft depreciation allocated to listing transaction deferred cost (note 11)	(72,555)
Aircraft depreciation allocated to other expenses (note 23)	(594,496)	(490,820)	(462,184)
Total depreciation and amortization allocated to G&A	$ 1,288,407	$ 869,140	$ 1,022,950